Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss) for the year	$ 103,219	$ (549,515)
Adjustments to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of silver bullion
Change in unrealized (gains) losses on silver bullion	(123,466)	527,962
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	153	(186)
Increase (decrease) in due to broker	9,598
Increase (decrease) in accounts payable	(337)	192
Net cash provided by (used in) operating activities	(10,833)	(21,547)
Cash flows from investing activities
Purchases of silver bullion	(364,285)	(1,719,695)
Sales of silver bullion
Net cash provided by (used in) in investing activities	(364,285)	(1,719,695)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	390,959	1,755,965
Payments on redemption of Units (note 7)	(457)	(8)
Underwriting commissions and issue expenses	(2,583)	(14,146)
Net cash provided by (used in) financing activities	387,919	1,741,811
Net increase (decrease) in cash during the year	12,801	569
Cash at beginning of year	3,191	2,622
Cash at end of year	$ 15,992	$ 3,191